Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term debt [Table Text Block]
Long-term loans, notes and other debt, net of unamortized discount, debt issuance cost and cumulative fair value hedging adjustments, consisted of the following at December 31:

Millions of dollars	2022	2021
Senior Notes due 2024, $1,000 million, 5.75% ($1 million of debt issuance cost)	$774	$773
Senior Notes due 2055, $1,000 million, 4.625% ($15 million of discount; $11 million of debt issuance cost)	974	974
Guaranteed Notes due 2027, $300 million, 8.1%	300	300
Issued by LYB International Finance B.V.:
Guaranteed Notes due 2023, $750 million, 4.0% ($1 million of discount)	424	423
Guaranteed Notes due 2043, $750 million, 5.25% ($19 million of discount; $6 million of debt issuance cost)	725	724
Guaranteed Notes due 2044, $1,000 million, 4.875% ($10 million of discount; $8 million of debt issuance cost)	982	981
Issued by LYB International Finance II B.V.:
Guaranteed Notes due 2026, €500 million, 0.875% ($1 million of discount; $2 million of debt issuance cost)	518	562
Guaranteed Notes due 2027, $1,000 million 3.5% ($2 million of discount; $2 million of debt issuance cost)	587	631
Guaranteed Notes due 2031, €500 million, 1.625% ($4 million of discount; $3 million of debt issuance cost)	516	558
Issued by LYB International Finance III, LLC:
Guaranteed Notes due 2025, $500 million, 1.25% ($1 million of discount; $2 million of debt issuance cost)	475	486
Guaranteed Notes due 2030, $500 million, 3.375% ($1 million of debt issuance cost)	120	143
Guaranteed Notes due 2030, $500 million, 2.25% ($3 million of discount; $4 million of debt issuance cost)	469	490
Guaranteed Notes due 2040, $750 million, 3.375% ($2 million of discount; $7 million of debt issuance cost)	741	741
Guaranteed Notes due 2049, $1,000 million, 4.2% ($14 million of discount; $10 million of debt issuance cost)	976	975
Guaranteed Notes due 2050, $1,000 million, 4.2% ($6 million of discount; $10 million of debt issuance cost)	971	981
Guaranteed Notes due 2051, $1,000 million, 3.625% ($2 million of discount; $11 million of debt issuance cost)	897	986
Guaranteed Notes due 2060, $500 million, 3.8% ($4 million of discount; $6 million of debt issuance cost)	481	490
Other	42	34
Total	10,972	11,252
Less current maturities	(432)	(6)
Long-term debt	$10,540	$11,246
Fair value hedging adjustments associated with the fair value hedge accounting of our fixed-for-floating interest rate swaps for the applicable periods are as follows:

Millions of dollars	Gains (Losses)		Cumulative Fair Value Hedging Adjustments Included in Carrying Amount of Debt
	Year Ended December 31,		December 31,
	2022	2021	2022	2021
Guaranteed Notes due 2025, 1.25%	$12	$2	$14	$2
Guaranteed Notes due 2026, 0.875%	12	3	13	1
Guaranteed Notes due 2027, 3.5%	46	56	—	(46)
Guaranteed Notes due 2030, 3.375%	23	(2)	21	(2)
Guaranteed Notes due 2030, 2.25%	22	2	24	2
Guaranteed Notes due 2031, 1.625%	11	—	11	—
Guaranteed Notes due 2050, 4.2%	10	3	13	3
Guaranteed Notes due 2051, 3.625%	90	—	90	—
Guaranteed Notes due 2060, 3.8%	9	—	9	—
Total	$235	$64	$195	$(40)

Schedule of short-term debt [Table Text Block]
Short-term loans, notes and other debt consisted of the following at December 31:

Millions of dollars	2022	2021
U.S. Receivables Facility	$—	$—
Commercial paper	200	204
Precious metal financings	131	155
Other	18	3
Total Short-term debt	$349	$362